Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated February 25, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,
each dated January 29, 2026 (“Summary Prospectus” and “Prospectus”, respectively), of the AQR Large Cap Defensive Style Fund and
AQR Global Equity Fund (each a “Fund”)
This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
AQR Large Cap Defensive Style Fund
Effective on or after May 12, 2026 (the “Proposed Effective Date”), with respect to the AQR Large Cap Defensive Style Fund, the sections entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of the Summary Prospectus and page 39 of the Prospectus, and “Details About the Funds—Details about the AQR Large Cap Defensive Style Fund—Principal Investment Strategies”, beginning on page 69 of the Prospectus, are supplemented with the following disclosure after the second paragraph of each section:
The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the Russell 1000® Total Return Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.
The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.
Effective on or after the Proposed Effective Date, with respect to the AQR Large Cap Defensive Style Fund, the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 3 of the Summary Prospectus and page 41 of the Prospectus, is supplemented with the following disclosure:
High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, swaps and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.
Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.
AQR Global Equity Fund
Effective on or after the Proposed Effective Date, the AQR Global Equity Fund is renamed AQR Global Fund. All references to the “AQR Global Equity Fund” are hereby deleted and replaced with “AQR Global Fund.” In connection with the change in the Fund’s name, effective on or after the Proposed Effective Date, the Fund will eliminate its current policy to, under normal circumstances, invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, swaps on equity index futures, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities).
Effective on or after the Proposed Effective Date, with respect to the AQR Global Equity Fund, the section entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of the Summary Prospectus and page 52 of the Prospectus, is hereby deleted and restated as follows:
The Fund seeks to outperform, after expenses, the MSCI World Net Total Return USD Index (the Global Equity Benchmark) while seeking to control its tracking error relative to this benchmark. While the Adviser expects that the Fund’s targeted annualized forecasted tracking error will typically range between 3‑5% relative to the Global Equity Benchmark; the Adviser may, on occasion, tactically target a level of tracking error outside of this range. The actual or realized tracking error level for longer or shorter periods may be materially higher or lower depending on market conditions, sector positioning, securities selection and other factors. Higher tracking error generally indicates higher market risk. Actual or realized tracking error can and will differ from the forecasted or target tracking error described above.
Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which will be the United States. Under normal circumstances, the Fund will invest at least 40% of its assets in non‑U.S. companies. Notwithstanding the previous sentence, if the weighting of non‑U.S. companies in the Global Equity Benchmark drops below 45%, the Fund may invest a lower amount in non‑U.S. companies, which will normally be such that the minimum level for non‑U.S. companies will be 5% below the weighting of non‑U.S. companies in the Global Equity Benchmark as of the end of the prior business day (or, if such information is unavailable, the most recently published composition). The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).
The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Global Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.
The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.
The Adviser starts with the securities that are included in the Global Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top‑down country/currency allocation and bottom‑up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.
The Adviser employs a model in which it aggregates many measures, or signals, that are used to determine a stock’s relative attractiveness. This model uses several hundred signals over multiple time horizons to generate forecasts of individual stock price movements, changes in company fundamentals, and stock price risk. The Adviser deploys insights from academic research as well as proprietary signals, which it believes are not widely known and/or are difficult to exploit using commonly deployed investment approaches. Signals are selected based on their economic intuition, historical efficacy in forecasting returns, statistical and economic significance, and effectiveness across equity universes and market environments. Signals can be further grouped into broader signal categories to generate an investment portfolio based on the Adviser’s global security selection and asset allocation models. The below categories describe the information the Adviser may utilize in the investment process of the Fund.
•
Mispricing indicators identify investments that may deviate from their fair value. Examples of value indicators include using price‑to‑earnings and price‑to‑book ratios for choosing individual equities.

•
Price and fundamental trend indicators identify investments showing signs of improvement, whether based on prices or fundamentals. Examples of momentum indicators include simple price momentum for choosing individual equities based on strong recent performance.

•	Fundamentals indicators identify stable companies in good business health, including those with strong profitability and stable earnings.
•	Market Participants’ and Management Behavior indicators identify companies favored by informed participants or companies whose management is acting in shareholder-friendly ways.
•
In addition to these indicators, the Adviser may use a number of additional indicators based on the Adviser’s proprietary research. The Adviser may add or modify the economic indicators employed in selecting portfolio holdings from time to time.

The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of instruments to realize losses, or to refrain from selling or closing out of instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.
The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps, swaps on equity index futures, currencies and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Global Equity Benchmark.
In seeking to achieve its investment objective, the Fund may enter into both “long” and “short” positions in equity indexes and currencies using derivative instruments. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying investment. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying investment.
Generally, the Fund will invest in in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, swaps on equity index futures, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities). The Fund will invest in companies with a broad range of market capitalizations. The Fund has no market capitalization constraints. The Fund invests primarily in securities comprising the Global Equity Benchmark and also invests to some extent in securities outside the Global Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the Global Equity Benchmark. The Fund may also invest in or use rights, warrants, equity swaps, financial futures contracts, swaps on futures contracts, forward foreign currency contracts and other types of derivative instruments, as well as exchange-traded funds and similar pooled investment vehicles in seeking to achieve its investment objective, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions.
The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.
The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.
Effective on or after the Proposed Effective Date, with respect to the AQR Global Equity Fund, the risk factor disclosure for “Short Sale Risk” in the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 5 of the Summary Prospectus and page 55 of the Prospectus, is hereby deleted and restated as follows:
Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.
Effective on or after the Proposed Effective Date, with respect to the AQR Global Equity Fund, the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 3 of the Summary Prospectus and page 53 of the Prospectus, is supplemented with the following disclosure:
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
Tax‑Managed Investment Risk: When employing tax‑managed strategies, the performance of the Fund may deviate from that of non‑tax‑managed funds and may not provide as high a return before consideration of federal income tax consequences as non‑tax‑managed funds. The Fund’s tax‑sensitive investment strategy involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit the Fund’s ability to execute such strategy. The Fund’s ability to utilize various tax‑management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although, when employing tax‑managed strategies, the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non‑tax‑managed funds, there can be no assurance about the size of taxable distributions to shareholders.
Distributions of ordinary income to shareholders may be reduced by investing in lower-yielding securities and/or stocks that pay dividends that would qualify for favorable federal tax treatment provided certain holding periods and other conditions are satisfied by the Fund. The Fund may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates.

AQR Large Cap Defensive Style Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated February 25, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,
each dated January 29, 2026 (“Summary Prospectus” and “Prospectus”, respectively), of the AQR Large Cap Defensive Style Fund and
AQR Global Equity Fund (each a “Fund”)
This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
AQR Large Cap Defensive Style Fund
Effective on or after May 12, 2026 (the “Proposed Effective Date”), with respect to the AQR Large Cap Defensive Style Fund, the sections entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of the Summary Prospectus and page 39 of the Prospectus, and “Details About the Funds—Details about the AQR Large Cap Defensive Style Fund—Principal Investment Strategies”, beginning on page 69 of the Prospectus, are supplemented with the following disclosure after the second paragraph of each section:
The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the Russell 1000® Total Return Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.
The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.
Effective on or after the Proposed Effective Date, with respect to the AQR Large Cap Defensive Style Fund, the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 3 of the Summary Prospectus and page 41 of the Prospectus, is supplemented with the following disclosure:
High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, swaps and other derivative instruments. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.
Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

AQR Global Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated February 25, 2026 (“Supplement”)
to the Class I, Class N and Class R6 Summary Prospectuses and Prospectus,
each dated January 29, 2026 (“Summary Prospectus” and “Prospectus”, respectively), of the AQR Large Cap Defensive Style Fund and
AQR Global Equity Fund (each a “Fund”)
This Supplement updates certain information contained in the Summary Prospectuses and Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
AQR Global Equity Fund
Effective on or after the Proposed Effective Date, the AQR Global Equity Fund is renamed AQR Global Fund. All references to the “AQR Global Equity Fund” are hereby deleted and replaced with “AQR Global Fund.” In connection with the change in the Fund’s name, effective on or after the Proposed Effective Date, the Fund will eliminate its current policy to, under normal circumstances, invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, swaps on equity index futures, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities).
Effective on or after the Proposed Effective Date, with respect to the AQR Global Equity Fund, the section entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of the Summary Prospectus and page 52 of the Prospectus, is hereby deleted and restated as follows:
The Fund seeks to outperform, after expenses, the MSCI World Net Total Return USD Index (the Global Equity Benchmark) while seeking to control its tracking error relative to this benchmark. While the Adviser expects that the Fund’s targeted annualized forecasted tracking error will typically range between 3‑5% relative to the Global Equity Benchmark; the Adviser may, on occasion, tactically target a level of tracking error outside of this range. The actual or realized tracking error level for longer or shorter periods may be materially higher or lower depending on market conditions, sector positioning, securities selection and other factors. Higher tracking error generally indicates higher market risk. Actual or realized tracking error can and will differ from the forecasted or target tracking error described above.
Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which will be the United States. Under normal circumstances, the Fund will invest at least 40% of its assets in non‑U.S. companies. Notwithstanding the previous sentence, if the weighting of non‑U.S. companies in the Global Equity Benchmark drops below 45%, the Fund may invest a lower amount in non‑U.S. companies, which will normally be such that the minimum level for non‑U.S. companies will be 5% below the weighting of non‑U.S. companies in the Global Equity Benchmark as of the end of the prior business day (or, if such information is unavailable, the most recently published composition). The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).
The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Global Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.
The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.
The Adviser starts with the securities that are included in the Global Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top‑down country/currency allocation and bottom‑up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.
The Adviser employs a model in which it aggregates many measures, or signals, that are used to determine a stock’s relative attractiveness. This model uses several hundred signals over multiple time horizons to generate forecasts of individual stock price movements, changes in company fundamentals, and stock price risk. The Adviser deploys insights from academic research as well as proprietary signals, which it believes are not widely known and/or are difficult to exploit using commonly deployed investment approaches. Signals are selected based on their economic intuition, historical efficacy in forecasting returns, statistical and economic significance, and effectiveness across equity universes and market environments. Signals can be further grouped into broader signal categories to generate an investment portfolio based on the Adviser’s global security selection and asset allocation models. The below categories describe the information the Adviser may utilize in the investment process of the Fund.
•
Mispricing indicators identify investments that may deviate from their fair value. Examples of value indicators include using price‑to‑earnings and price‑to‑book ratios for choosing individual equities.

•
Price and fundamental trend indicators identify investments showing signs of improvement, whether based on prices or fundamentals. Examples of momentum indicators include simple price momentum for choosing individual equities based on strong recent performance.

•	Fundamentals indicators identify stable companies in good business health, including those with strong profitability and stable earnings.
•	Market Participants’ and Management Behavior indicators identify companies favored by informed participants or companies whose management is acting in shareholder-friendly ways.
•
In addition to these indicators, the Adviser may use a number of additional indicators based on the Adviser’s proprietary research. The Adviser may add or modify the economic indicators employed in selecting portfolio holdings from time to time.

The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of instruments to realize losses, or to refrain from selling or closing out of instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.
The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps, swaps on equity index futures, currencies and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Global Equity Benchmark.
In seeking to achieve its investment objective, the Fund may enter into both “long” and “short” positions in equity indexes and currencies using derivative instruments. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying investment. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying investment.
Generally, the Fund will invest in in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, swaps on equity index futures, depositary receipts, and real estate investment trusts (“REITs”) or REIT-like entities). The Fund will invest in companies with a broad range of market capitalizations. The Fund has no market capitalization constraints. The Fund invests primarily in securities comprising the Global Equity Benchmark and also invests to some extent in securities outside the Global Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the Global Equity Benchmark. The Fund may also invest in or use rights, warrants, equity swaps, financial futures contracts, swaps on futures contracts, forward foreign currency contracts and other types of derivative instruments, as well as exchange-traded funds and similar pooled investment vehicles in seeking to achieve its investment objective, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions.
The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.
The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.
Effective on or after the Proposed Effective Date, with respect to the AQR Global Equity Fund, the risk factor disclosure for “Short Sale Risk” in the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 5 of the Summary Prospectus and page 55 of the Prospectus, is hereby deleted and restated as follows:
Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. The Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.
Effective on or after the Proposed Effective Date, with respect to the AQR Global Equity Fund, the section entitled “Fund Summary—Principal Risks of Investing in the Fund”, beginning on page 3 of the Summary Prospectus and page 53 of the Prospectus, is supplemented with the following disclosure:
Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
Tax‑Managed Investment Risk: When employing tax‑managed strategies, the performance of the Fund may deviate from that of non‑tax‑managed funds and may not provide as high a return before consideration of federal income tax consequences as non‑tax‑managed funds. The Fund’s tax‑sensitive investment strategy involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit the Fund’s ability to execute such strategy. The Fund’s ability to utilize various tax‑management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although, when employing tax‑managed strategies, the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non‑tax‑managed funds, there can be no assurance about the size of taxable distributions to shareholders.
Distributions of ordinary income to shareholders may be reduced by investing in lower-yielding securities and/or stocks that pay dividends that would qualify for favorable federal tax treatment provided certain holding periods and other conditions are satisfied by the Fund. The Fund may invest a portion of its assets in stocks and other securities that generate income taxable at ordinary income rates.